BUSINESS COMBINATIONS (Tables)	9 Months Ended
Sep. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

Consideration Paid:
Cash and cash equivalents	$400,000
Common stock	5,000,000
Convertible notes	278,000
Fair value of total consideration	$5,678,000